Expenses - Components of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Other	$ 0	$ 3
Finance costs, net	532	1,509
Convertible Note 3 - AGCentral
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Interest expense on borrowings	0	431
Convertible Note 4 - AgCentral
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Interest expense on borrowings	0	506
Convertible Note 5 - AgCentral
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Interest expense on borrowings	0	58
Senior Convertible Notes - AgCentral & Nabors
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Interest expense on borrowings	0	309
Loans from shareholders - AgCentral
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Interest expense on borrowings	0	159
Promissory Note – EDF
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Interest expense on borrowings	$ 532	$ 43